Eaton Vance
California Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Closed-End Funds — 0.3%
Security	Shares	Value
BlackRock MuniHoldings California Quality Fund, Inc.	258,432	$ 2,840,168
Total Closed-End Funds (identified cost $2,706,954)		$ 2,840,168

Tax-Exempt Municipal Obligations — 93.9%
Security	Principal Amount (000's omitted)	Value
Education — 7.1%
California Enterprise Development Authority, (Campbell Hall Episcopal), 4.00%, 8/1/40	$4,740	$ 4,805,454
California Enterprise Development Authority, (Castilleja School Foundation), 4.00%, 6/1/54	11,005	10,590,067
California Enterprise Development Authority, (Curtis School Foundation):
4.00%, 6/1/49	3,000	2,951,879
4.00%, 6/1/53	2,000	1,935,893
California Enterprise Development Authority, (Sage Hill School):
4.00%, 12/1/50	13,760	12,873,519
4.00%, 12/1/54	6,000	5,533,784
5.00%, 12/1/43	1,235	1,355,099
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 3.57%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(1)	5,750	5,749,361
California Municipal Finance Authority (St. Ignatius College Preparatory), 5.00%, 9/1/49	5,860	6,143,620
California Municipal Finance Authority, (California Baptist University), 5.00%, 11/1/35(2)	2,165	2,277,918
California Municipal Finance Authority, (Magnolia Public Schools Obligated Group):
5.00%, 7/1/46(2)	1,070	1,085,401
5.25%, 7/1/56(2)	970	977,964
California School Finance Authority, (Alliance for College Ready Public Schools):
4.00%, 7/1/34(2)	765	775,275
5.00%, 7/1/39(2)	270	288,969
5.00%, 7/1/49(2)	2,990	3,055,172
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(2)	570	586,694
5.00%, 8/1/38(2)	2,500	2,535,295
5.00%, 8/1/45(2)	1,000	1,000,002
5.00%, 8/1/48(2)	1,435	1,425,896
California School Finance Authority, (Larchmont Charter School), 5.00%, 6/1/37(2)	255	265,709
Security	Principal Amount (000's omitted)	Value
Education (continued)
California State University:
5.00%, 11/1/47	$95	$ 95,075
5.25%, 11/1/50	10,000	10,979,434
University of California, 5.25%, 5/15/40	560	677,592
		$ 77,965,072
Electric Utilities — 0.2%
Trinity Public Utilities District, CA, Green Bonds, 3.00%, 4/1/31	$715	$ 658,661
Vernon, CA, Electric System Revenue, 5.00%, 8/1/35	1,420	1,553,848
		$ 2,212,509
General Obligations — 42.3%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$4,685	$ 4,684,007
Benicia Unified School District, CA, (Election of 2024), 5.00%, 8/1/51	1,195	1,276,684
Berkeley Unified School District, CA, (Election of 2020), 5.00%, 8/1/44	2,710	3,027,017
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	8,895	8,543,626
Brentwood Union School District, CA:
5.00%, 8/1/42	540	614,955
5.00%, 8/1/43	700	793,319
5.00%, 8/1/44	700	786,897
5.00%, 8/1/45	700	779,457
5.00%, 8/1/46	600	661,880
Brentwood Union School District, CA, (Election of 2016):
5.00%, 8/1/50	300	323,843
5.25%, 8/1/54	975	1,065,849
Cabrillo Unified School District, CA:
5.00%, 8/1/42	1,405	1,605,189
5.00%, 8/1/43	1,250	1,421,211
5.00%, 8/1/44	1,935	2,183,969
Cabrillo Unified School District, CA, (Election of 2024):
5.00%, 8/1/42	645	736,902
5.00%, 8/1/44	1,790	2,020,313
5.00%, 8/1/47	260	285,438
5.00%, 8/1/50	1,000	1,079,477
5.00%, 8/1/53	1,000	1,071,131
California:
3.25%, 12/1/43	2,205	2,001,869
4.55%, 12/1/37	1,000	1,064,896
5.00%, 11/1/42	10,000	10,967,057

Eaton Vance
California Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
California: (continued)
5.00%, 8/1/43	$1,900	$ 2,138,181
Calistoga Joint Unified School District, CA, (Election of 2022):
5.00%, 8/1/51	1,000	1,072,750
5.25%, 8/1/50	625	681,381
Cerritos Community College District, CA, (Election of 2022):
5.00%, 8/1/51	4,000	4,304,691
5.00%, 8/1/56	4,400	4,703,610
Chabot-Las Positas Community College District, CA, (Election of 2016), 5.00%, 8/1/46	2,500	2,766,681
Chaffey Joint Union High School District, CA, (Election of 2012), 5.00%, 8/1/44	10,520	10,527,966
Corona-Norco Unified School District, CA, (Election of 2014):
5.00%, 8/1/42	400	452,149
5.00%, 8/1/43	1,360	1,528,224
5.00%, 8/1/44	1,200	1,338,398
5.00%, 8/1/45	2,000	2,206,383
5.00%, 8/1/46	1,275	1,397,600
5.00%, 8/1/49	1,575	1,687,674
Culver City Unified School District, CA, (Election of 2024), 4.00%, 8/1/44	6,190	6,190,014
Cupertino Union School District, CA, (Election of 2024):
5.75%, 8/1/44	95	112,187
5.75%, 8/1/50	10,410	11,817,526
Desert Sands Unified School District, CA, (Election of 2024), 4.00%, 8/1/43	1,040	1,064,265
El Monte Union High School District, CA, (Election of 2018):
5.25%, 6/1/43	400	456,995
5.25%, 6/1/44	300	340,004
5.25%, 6/1/45	300	336,139
5.25%, 6/1/48	1,250	1,368,369
5.25%, 6/1/50	1,500	1,629,740
Encinitas Union School District, CA, (Election of 2024):
5.00%, 8/1/45	280	309,578
5.00%, 8/1/50	720	772,519
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	235	220,014
Folsom Cordova Unified School District Facilities Improvement No 5, CA, (Election of 2014), 4.00%, 10/1/40	1,020	1,016,366
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Fontana Unified School District, CA, (Election of 2024):
5.00%, 8/1/41	$1,305	$ 1,487,840
5.00%, 8/1/42	1,125	1,273,553
5.25%, 8/1/50	8,440	9,174,624
Foothill-De Anza Community College District, CA, (Election of 2020), 5.00%, 8/1/45	745	829,799
Fresno Unified School District, CA, (Election of 2020), 4.25%, 8/1/51	575	576,898
Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/41	1,750	1,750,096
Grossmont-Cuyamaca Community College District, CA, (Election of 2012), 4.25%, 8/1/51	455	459,042
Hacienda La Puente Unified School District, CA, (Election of 2016):
4.00%, 8/1/41	480	489,076
4.00%, 8/1/42	1,945	1,972,223
4.00%, 8/1/43	1,135	1,148,257
4.00%, 8/1/47	3,130	3,098,552
Hermosa Beach City School District, CA, (Election of 2024):
0.00%, 8/1/38	275	170,055
0.00%, 8/1/39	400	233,542
0.00%, 8/1/42	550	267,623
0.00%, 8/1/43	310	141,405
Jefferson Union High School District, CA, (Election of 2020):
5.00%, 8/1/42	1,000	1,127,863
5.00%, 8/1/43	1,300	1,458,643
5.00%, 8/1/44	1,500	1,670,528
Jurupa Unified School District, CA, 4.00%, 8/1/41	270	270,023
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/37	1,500	1,696,218
5.25%, 8/1/41	1,000	1,110,191
La Canada Unified School District, CA, (Election of 2017):
5.25%, 8/1/41	1,190	1,344,356
5.50%, 8/1/43	1,780	2,023,699
5.75%, 8/1/50	4,120	4,570,824
6.00%, 8/1/44	250	300,075
6.00%, 8/1/50	1,970	2,273,622
Lakeside Union School District San Diego County, CA, (Election of 2008), 0.00%, 8/1/37	2,000	1,357,170
Lawndale Elementary School District, CA:
4.00%, 8/1/46	435	434,919
4.125%, 8/1/47	445	446,218
4.125%, 8/1/48	200	199,343

Eaton Vance
California Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lawndale Elementary School District, CA: (continued)
5.00%, 8/1/42	$415	$ 469,948
Lawndale Elementary School District, CA, (Election of 2020):
5.00%, 8/1/42	905	1,024,826
5.00%, 8/1/43	605	682,352
5.00%, 8/1/44	700	783,113
5.00%, 8/1/45	1,070	1,185,738
5.00%, 8/1/46	1,100	1,207,633
5.00%, 8/1/49	1,315	1,414,109
Lemon Grove School District, CA, (Election of 2022), 5.00%, 8/1/49	500	534,593
Lemon Grove School District, CA, (Election of 2024), 5.00%, 8/1/50	500	532,166
Lompoc Unified School District, CA, (Election of 2024):
5.25%, 8/1/46	1,000	1,116,074
5.25%, 8/1/50	2,610	2,845,448
5.25%, 8/1/54	4,290	4,643,471
Long Beach Community College District, CA, 5.00%, 8/1/52	3,290	3,523,443
Los Angeles Unified School District, CA:
5.00%, 7/1/44	5,000	5,594,860
5.00%, 7/1/48	4,000	4,337,379
Sustainability Bonds, 5.00%, 7/1/39	4,000	4,489,051
Lucia Mar Unified School District, CA, (Election of 2024):
5.00%, 8/1/51	2,000	2,148,919
5.00%, 8/1/55	2,625	2,795,406
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/43	1,060	1,216,131
Menlo Park City School District, CA, (Election of 2024), 5.00%, 7/1/50	900	959,423
Milpitas Unified School District, CA, (Election of 2018), 4.00%, 8/1/42	640	660,925
Modesto High School District, CA, (Election of 2022), 5.25%, 8/1/50	2,250	2,465,511
Monterey Peninsula Unified School District, CA, 4.00%, 8/1/45	11,500	11,499,714
Morgan Hill Unified School District, CA, (Election of 2012):
5.25%, 8/1/41	2,440	2,708,865
5.25%, 8/1/42	1,750	1,930,061
Mountain View Whisman School District, CA, (Election of 2020):
3.00%, 9/1/38	15	14,282
3.00%, 9/1/45	9,730	8,258,736
4.00%, 9/1/40	30	30,640
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Mt. San Antonio Community College District, CA, (Election of 2024):
5.00%, 8/1/50	$2,480	$ 2,672,636
5.25%, 8/1/55	5,840	6,343,426
Napa Valley Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	450	488,102
Newark Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	4,855	5,277,583
North Monterey County Unified School District, CA, 4.00%, 5/1/43	5	5,076
Oak Grove School District, CA, (Election of 2022):
5.00%, 8/1/43	1,350	1,520,358
5.00%, 8/1/44	1,700	1,898,867
5.00%, 8/1/48	465	500,929
5.00%, 8/1/51	405	431,102
Ontario Montclair School District, CA, (Election of 2016), 5.00%, 8/1/52	6,455	6,976,198
Oxnard Union High School District, CA, (Election of 2024):
4.00%, 8/1/47	595	588,192
5.00%, 8/1/43	1,150	1,295,120
5.00%, 8/1/44	1,375	1,535,848
5.00%, 8/1/45	2,030	2,239,479
Pacific Grove Unified School District, CA, (Election of 2020):
5.00%, 8/1/42	225	252,645
5.00%, 8/1/43	250	279,267
5.00%, 8/1/44	285	316,231
5.00%, 8/1/45	320	351,982
Pacific Grove Unified School District, CA, (Election of 2024):
5.00%, 8/1/43(3)	845	952,844
5.00%, 8/1/51(3)	6,000	6,471,692
Pacifica School District, CA, (Election of 2024):
5.00%, 8/1/51	1,100	1,175,339
5.00%, 8/1/56	1,965	2,082,303
Pajaro Valley Unified School District, CA, 4.00%, 8/1/45	4,265	4,289,926
Palmdale Elementary School District, CA, (Election of 2022):
5.00%, 8/1/44	200	223,396
5.00%, 8/1/45	225	248,218
5.00%, 8/1/50	1,250	1,336,273
Palo Alto Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	130	122,582
Paramount Unified School District, CA, (Election of 2024), 5.00%, 8/1/56(3)	4,000	4,259,040

Eaton Vance
California Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pasadena Unified School District, CA, (Election of 2020):
5.00%, 8/1/43	$745	$ 842,124
5.25%, 8/1/47	710	790,093
5.25%, 8/1/50	3,055	3,350,057
Pleasanton Unified School District, CA, (Election of 2016):
5.00%, 8/1/40	1,065	1,213,239
5.00%, 8/1/41	1,180	1,338,362
5.00%, 8/1/42	2,485	2,813,137
Pleasanton Unified School District, CA, (Election of 2022), 4.25%, 8/1/46	850	864,655
Puerto Rico:
0.00%, 7/1/33	638	467,861
5.625%, 7/1/29	3,045	3,224,051
Redding School District, CA:
4.125%, 8/1/46	150	150,535
4.125%, 8/1/47	145	144,869
5.00%, 8/1/41	525	596,704
5.00%, 8/1/42	550	621,821
5.00%, 8/1/43	630	707,698
5.00%, 8/1/44	690	766,987
5.00%, 8/1/45	550	604,630
Rio Hondo Community College District, CA, (Election of 2024):
5.00%, 8/1/42	1,000	1,132,047
5.00%, 8/1/43	1,000	1,126,191
5.00%, 8/1/45	1,250	1,384,083
San Bernardino Community College District, CA, (Election of 2008):
5.00%, 8/1/42	2,000	2,272,498
5.00%, 8/1/43	4,185	4,734,094
San Carlos School District, CA, 4.00%, 10/1/43	1,525	1,561,025
San Diego Community College District, CA, (Election of 2024), 5.00%, 8/1/55	4,590	4,920,985
San Diego Unified School District, CA, (Election of 2008), 5.00%, 7/1/45	325	360,655
San Diego Unified School District, CA, (Election of 2012):
5.00%, 7/1/43	1,515	1,829,313
5.00%, 7/1/43	3,300	3,984,643
5.00%, 7/1/44	4,610	5,537,334
5.00%, 7/1/45	2,550	3,020,984
San Diego Unified School District, CA, (Election of 2018):
5.00%, 7/1/44	55	61,611
5.00%, 7/1/47	1,625	1,773,598
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/43	$5,250	$ 5,978,574
Green Bonds, 5.00%, 8/1/44	7,000	7,888,560
Green Bonds, 5.00%, 8/1/45	4,500	5,019,617
San Jacinto Unified School District, CA, (Election of 2024):
5.00%, 8/1/48	675	726,622
5.00%, 8/1/49	2,990	3,206,252
San Joaquin Delta Community College District, CA, (Election of 2024), 5.00%, 8/1/55	6,000	6,420,063
San Jose Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	8,500	9,348,164
San Jose-Evergreen Community College District, CA, (Election of 2016), 4.00%, 9/1/42	15	15,376
San Juan Unified School District, CA, (Election of 2016), 4.00%, 8/1/49	395	387,952
San Leandro Unified School District, CA, (Election of 2024):
5.00%, 8/1/42	650	734,741
5.00%, 8/1/43	640	720,229
5.00%, 8/1/44	750	837,735
5.00%, 8/1/45	1,000	1,103,192
5.00%, 8/1/46	1,000	1,097,773
5.00%, 8/1/52	1,060	1,129,406
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/53	335	321,076
San Marino Unified School District, CA, (Election of 2024):
5.00%, 8/1/41	890	991,436
5.00%, 8/1/42	915	1,014,652
5.00%, 8/1/43	500	551,461
5.00%, 8/1/44	535	585,085
5.00%, 8/1/46	895	965,089
San Rafael City Elementary School District, CA, (Election of 2022):
4.00%, 8/1/42	590	600,784
4.25%, 8/1/47	2,135	2,153,160
5.00%, 8/1/44	420	470,521
5.00%, 8/1/45	225	249,871
5.00%, 8/1/50	1,250	1,349,074
5.00%, 8/1/55	650	695,851
San Rafael City High School District, CA, (Election of 2015), 4.00%, 8/1/43	1,940	1,946,375
Santa Monica-Malibu Unified School District, CA, (Election of 2024):
5.00%, 8/1/44	1,000	1,098,883
5.00%, 8/1/44	895	983,500

Eaton Vance
California Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Santa Monica-Malibu Unified School District, CA, (Election of 2024): (continued)
5.00%, 8/1/45	$265	$ 289,143
5.00%, 8/1/50	8,970	9,533,904
5.00%, 8/1/55	455	479,564
Santa Rosa High School District, CA:
5.00%, 8/1/42	2,000	2,292,350
5.00%, 8/1/43	1,750	1,997,728
Scotts Valley Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	1,100	1,189,674
Sebastopol Union School District, CA, (Election of 2024):
5.00%, 8/1/50	350	370,884
5.00%, 8/1/55	1,000	1,049,604
Solano County Community College District, CA, (Election of 2012):
5.00%, 8/1/46	725	798,234
5.00%, 8/1/50	1,915	2,056,194
Southwestern Community College District, CA, (Election of 2024):
5.25%, 8/1/43	1,500	1,714,627
5.25%, 8/1/44	1,330	1,507,957
5.25%, 8/1/46	1,000	1,112,002
5.25%, 8/1/51	3,000	3,261,485
Sunnyvale School District, CA, (Election of 2024):
5.00%, 9/1/43	1,290	1,461,654
5.00%, 9/1/44	1,955	2,198,509
5.00%, 9/1/45	975	1,086,825
Tamalpais Union High School District, CA, (Election of 2024):
4.00%, 8/1/43	3,925	4,055,667
4.00%, 8/1/45	7,690	7,826,278
Torrance Unified School District, CA, (Election of 2008), 4.00%, 8/1/39	1,585	1,585,606
Val Verde Unified School District, CA, (Election of 2020):
5.00%, 8/1/44	1,000	1,132,305
5.00%, 8/1/45	1,000	1,119,784
5.00%, 8/1/46	1,000	1,107,560
Ventura Unified School District, CA, (Election of 2022):
4.25%, 8/1/51	100	100,234
5.25%, 8/1/55	10,405	11,144,965
Victor Valley Community College District, CA, (Election of 2008), 5.00%, 8/1/52	2,700	2,885,651
Washington Unified School District, CA, (Election of 2020):
4.00%, 8/1/43	2,350	2,413,443
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Washington Unified School District, CA, (Election of 2020): (continued)
4.00%, 8/1/44	$2,140	$ 2,178,826
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/50	1,310	1,391,523
West Valley Mission Community College District, CA, 4.00%, 8/1/44	4,675	4,675,498
West Valley-Mission Community College District, CA, (Election of 2012), 4.00%, 8/1/40	4,710	4,709,843
		$ 463,512,617
Hospital — 2.2%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	$3,730	$ 3,958,581
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	3,010	3,012,082
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	3,000	3,008,069
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.00%, 7/1/43	1,255	1,330,702
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/26	500	501,830
5.00%, 11/1/47	665	653,715
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	426,209
California Statewide Communities Development Authority, (Loma Linda University Medical Center):
5.25%, 12/1/44	2,800	2,801,325
5.50%, 12/1/54	6,050	6,052,292
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,056,762
		$ 23,801,567
Housing — 1.7%
California Housing Finance Agency, Sustainability Bonds, 3.60% to 8/1/26 (Put Date), 8/1/63	$1,500	$ 1,500,630
California Housing Finance Agency, (Shoreview Apartments), (FHLMC), 4.10%, 7/1/40	4,900	4,891,395
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	2,330	2,359,143
California Municipal Finance Authority, (Maison's Sierra Phase 2), (FNMA), 4.45%, 11/1/43	5,000	5,099,808
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	960	900,537

Eaton Vance
California Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	$1,545	$ 1,444,016
Los Angeles Housing Authority, CA, (Claredon Apartments), 4.15%, 12/1/44	2,500	2,481,709
		$ 18,677,238
Industrial Development Revenue — 2.6%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	$14,165	$ 14,383,998
California Municipal Finance Authority, (Republic Services, Inc.), (AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	2,000	2,105,138
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	10,130	10,238,295
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 3.45% to 12/1/26 (Put Date), 12/1/44	2,000	2,005,410
		$ 28,732,841
Insured - Electric Utilities — 0.6%
Moreno Valley Public Financing Authority, CA, (AG), 5.25%, 5/1/56	$3,880	$ 4,217,267
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,100	2,126,342
		$ 6,343,609
Insured - General Obligations — 6.6%
Alum Rock Union Elementary School District, CA, (Election of 2022):
(AG), 5.00%, 8/1/46	$850	$ 933,171
(AG), 5.00%, 8/1/51	6,090	6,522,654
(AG), 5.25%, 8/1/54	1,730	1,880,771
Alvord Unified School District, CA, (Election of 2022):
(BAM), 5.00%, 8/1/44	400	448,566
(BAM), 5.00%, 8/1/46	525	578,665
(BAM), 5.00%, 8/1/51	1,600	1,720,071
(BAM), 5.00%, 8/1/55	2,765	2,953,636
Aromas-San Juan Unified School District, CA, (Election of 2024), (AG), 5.00%, 8/1/51	700	744,383
Bassett Unified School District, CA, (Election of 2020):
(BAM), 5.00%, 8/1/51(3)	1,875	2,004,105
(BAM), 5.25%, 8/1/50	1,580	1,704,460
Biggs Unified High School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/54	850	902,011
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Carmichael Recreation and Park District, CA, (BAM), 5.00%, 8/1/41	$165	$ 183,334
Center Joint Unified School District, CA, (Election of 2008), (BAM), 5.00%, 8/1/55	2,025	2,139,222
Central Unified School District, CA, (AG), 3.00%, 8/1/38	145	133,141
Cottonwood Union School District, CA, (Election of 2024):
(AG), 5.00%, 8/1/50	345	366,657
(AG), 5.00%, 8/1/54	470	496,267
Durham Unified School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/54	125	131,049
Eastern Sierra Unified School District, CA:
(BAM), 0.00%, 8/1/34	380	290,555
(BAM), 0.00%, 8/1/35	225	163,949
(BAM), 0.00%, 8/1/36	320	220,886
(BAM), 0.00%, 8/1/37	350	228,634
(BAM), 0.00%, 8/1/39	340	198,481
El Rancho Unified School District, CA, (Election of 2016), (BAM), 5.75%, 8/1/48	1,500	1,677,009
Fulton-El Camino Recreation and Park District, CA, (Election of 2024), (BAM), 5.25%, 8/1/55	2,000	2,131,622
Glendale Unified School District, CA, (Election of 2011), (BAM), 3.00%, 9/1/39	8,140	7,604,636
Gonzales Unified School District, CA, (Election of 2020), (BAM), 5.25%, 8/1/50	1,500	1,617,574
Hayward Unified School District, CA, (Election of 2024):
(BAM), 5.00%, 8/1/43	335	374,530
(BAM), 5.00%, 8/1/44	250	278,007
(BAM), 5.00%, 8/1/46	25	27,363
(BAM), 5.00%, 8/1/47	305	331,206
(BAM), 5.00%, 8/1/50	1,500	1,604,314
Lake Tahoe Unified School District, CA, (Election of 2024):
(BAM), 5.00%, 8/1/44	115	127,168
(BAM), 5.00%, 8/1/45	65	71,310
(BAM), 5.00%, 8/1/50	1,415	1,502,243
Maxwell Unified School District, CA, (Election of 2024), (AG), 5.00%, 8/1/56	895	943,173
Mount Pleasant Elementary School District, CA, (AG), 5.00%, 8/1/42	365	414,572
Mount Pleasant Elementary School District, CA, (Election of 2024):
(AG), 5.00%, 8/1/42	250	283,533
(AG), 5.00%, 8/1/43	230	259,817
(AG), 5.00%, 8/1/44	485	540,928
(AG), 5.00%, 8/1/45	620	683,976

Eaton Vance
California Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Mount Pleasant Elementary School District, CA, (Election of 2024): (continued)
(AG), 5.00%, 8/1/50	$1,200	$ 1,272,224
(AG), 5.00%, 8/1/50	1,375	1,457,757
Mountain View School District Los Angeles County, CA, (Election of 2020), (BAM), 5.00%, 8/1/54	105	111,055
Napa Valley Unified School District, CA, (Election of 2022), (BAM), 5.00%, 8/1/44	35	38,704
Patterson Joint Unified School District, CA, (Election of 2022):
(BAM), 5.00%, 8/1/44	1,000	1,107,113
(BAM), 5.00%, 8/1/49	1,250	1,336,127
(BAM), 5.00%, 8/1/55	225	237,180
Ravenswood City School District, CA, (Election of 2022):
(AG), 0.00%, 8/1/39	300	181,021
(AG), 0.00%, 8/1/40	650	371,597
(AG), 0.00%, 8/1/41	1,000	539,841
(AG), 0.00%, 8/1/42	1,000	509,002
(AG), 0.00%, 8/1/43	850	408,330
(AG), 0.00%, 8/1/44	945	426,291
(AG), 0.00%, 8/1/45	905	383,063
(AG), 5.00%, 8/1/37	125	146,162
Riverbank Unified School District, CA, (Election of 2018), (AG), 5.50%, 8/1/52	1,000	1,078,686
Sacramento City Unified School District, CA, (Election of 2020), (AG), 5.50%, 8/1/54	6,670	7,089,742
Sacramento City Unified School District, CA, (Election of 2024), (AG), 5.00%, 8/1/50	4,850	5,015,903
Sanger Unified School District, CA, (Election of 2024), (BAM), 5.25%, 8/1/51	2,160	2,340,907
Temecula Valley Unified School District, CA, (Election of 2012), (AG), 4.00%, 8/1/45	170	169,994
Ukiah Unified School District, CA, (Election of 2020), (AG), 5.50%, 8/1/49	1,965	2,120,456
Washington Township Health Care District, CA, (Election of 2020), (AG), 4.125%, 8/1/42	1,000	1,003,426
		$ 72,762,230
Insured - Hospital — 1.3%
California Health Facilities Financing Authority, (Adventist Health System), (AG), 4.00%, 3/1/39	$5,780	$ 5,696,871
California Health Facilities Financing Authority, (Cedars-Sinai Health System), (BAM), 4.00%, 8/15/48	5,000	4,828,292
Security	Principal Amount (000's omitted)	Value
Insured - Hospital (continued)
California Health Facilities Financing Authority, (Kaiser Permanente), (BAM), 4.00%, 11/1/44	$3,130	$ 3,058,575
Cambria Community Healthcare District, CA, (BAM), 5.00%, 8/1/45	220	239,267
		$ 13,823,005
Insured - Lease Revenue/Certificates of Participation — 0.5%
Inglewood Joint Powers Authority, CA, (Inglewood Main Library Renovation and Seismic Retrofit):
(BAM), 5.00%, 8/1/45	$250	$ 272,568
(BAM), 5.25%, 8/1/50	1,335	1,444,881
San Lorenzo Valley Water District, CA, Water Revenue:
(AG), 5.00%, 9/1/46	1,660	1,807,380
(AG), 5.00%, 9/1/49	1,800	1,919,982
		$ 5,444,811
Insured - Special Tax Revenue — 1.6%
Elk Grove Finance Authority, CA:
(AG), 5.00%, 9/1/43	$570	$ 635,954
(AG), 5.00%, 9/1/47	115	123,617
Golden Valley Unified School District Financing Authority, CA:
(AG), 5.00%, 9/1/41	325	365,908
(AG), 5.00%, 9/1/43	300	335,961
(AG), 5.00%, 9/1/45	270	298,077
Irvine Community Facilities District No. 2013-3, CA, (Great Park), (BAM), 5.00%, 9/1/51(3)	700	753,651
Irvine Facilities Financing Authority, CA, (Irvine Great Park Infrastructure), (BAM), 5.25%, 9/1/53	1,000	1,068,814
Lake Elsinore, CA, (AG), 4.125%, 9/1/48	300	296,270
RNR School Financing Authority Community Facilities District No. 92-1, CA:
(BAM), 4.00%, 9/1/40	820	839,574
(BAM), 4.00%, 9/1/42	720	734,505
San Clemente, CA:
(BAM), 5.00%, 9/1/43	3,160	3,512,548
(BAM), 5.00%, 9/1/45	1,775	1,940,766
Tracy Community Facilities District, CA:
(BAM), 5.00%, 9/1/42	200	225,599
(BAM), 5.00%, 9/1/43	250	280,803
(BAM), 5.00%, 9/1/44	195	217,337
(BAM), 5.00%, 9/1/45	285	314,636
(BAM), 5.00%, 9/1/50	3,000	3,216,504
(BAM), 5.00%, 9/1/54	2,205	2,351,189
		$ 17,511,713

Eaton Vance
California Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 1.1%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, CA:
(AG), (AMT), 5.50%, 7/1/51	$8,655	$ 9,454,469
(AG), (AMT), 5.50%, 7/1/55	985	1,069,981
Fresno, CA, Airport Revenue, (BAM), (AMT), 5.00%, 7/1/53	1,165	1,201,063
		$ 11,725,513
Insured - Water and Sewer — 0.3%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.125%, 12/1/48	$1,290	$ 1,267,318
Stockton-East Water District, CA, Green Bonds, (BAM), 5.00%, 3/1/50	810	858,522
Tahoe City Public Utility District Public Financing Authority, CA:
(AG), 5.00%, 10/1/41	1,205	1,366,623
(AG), 5.00%, 10/1/46	360	393,126
		$ 3,885,589
Lease Revenue/Certificates of Participation — 2.3%
California Municipal Finance Authority, (Clay Lacy Aviation Facilities - John Wayne Airport, Orange County):
(AMT), 5.00%, 1/1/41(2)	$2,100	$ 2,178,931
(AMT), 6.00%, 1/1/55(2)	1,820	1,927,636
California Municipal Finance Authority, (Mammoth Hospital):
5.25%, 6/1/41	1,280	1,432,169
5.25%, 6/1/42	1,310	1,457,761
5.25%, 6/1/43	1,450	1,607,603
5.25%, 6/1/44	1,535	1,690,016
5.25%, 6/1/45	1,505	1,642,047
5.25%, 6/1/50	4,250	4,501,595
Fontana Public Facilities Financing Authority, CA, 5.00%, 11/1/50	4,475	4,787,181
Ontario Public Financing Authority, CA, 5.00%, 3/1/51	4,000	4,277,806
		$ 25,502,745
Other Revenue — 6.6%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$8,030	$ 8,405,345
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	23,280	23,969,903
Green Bonds, 5.00% to 11/1/32 (Put Date), 2/1/55	10,000	10,625,443
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	7,000	7,315,122
Green Bonds, 5.00% to 8/1/32 (Put Date), 11/1/55	7,000	7,198,040
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Community Choice Financing Authority, Clean Energy Project Revenue: (continued)
Green Bonds, 5.00% to 10/1/33 (Put Date), 12/1/55	$2,500	$ 2,623,241
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,325	4,722,613
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Natural History Foundation):
5.00%, 7/1/56(3)	1,210	1,266,537
5.50%, 7/1/56(3)	1,925	2,117,918
California Public Finance Authority, (Hazelden Betty Ford Foundation), 5.00%, 11/1/49	3,750	3,880,319
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(2)	440	464,765
		$ 72,589,246
Senior Living/Life Care — 1.9%
California Health Facilities Financing Authority, (Episcopal Communities and Services):
3.85%, 11/15/27	$1,500	$ 1,500,595
5.25%, 11/15/48	1,645	1,709,282
California Municipal Finance Authority, (HumanGood - California Obligated Group):
4.00%, 10/1/38	3,790	3,788,286
5.00%, 10/1/43	2,980	3,108,842
5.25%, 10/1/44	1,505	1,585,394
California Public Finance Authority, (Enso Village), Green Bonds, 5.00%, 11/15/46(2)	1,700	1,646,541
California Statewide Communities Development Authority, (Odd Fellows Home of California):
5.00%, 4/1/45	270	293,489
5.00%, 4/1/46	525	564,385
5.00%, 4/1/48	800	843,102
5.00%, 4/1/49	550	576,797
California Statewide Communities Development Authority, (Sequoia Living):
5.00%, 7/1/42	2,010	2,194,974
5.00%, 7/1/43	2,110	2,298,168
5.00%, 7/1/55	675	701,620
		$ 20,811,475
Special Tax Revenue — 0.8%
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/35	$1,150	$ 1,188,782
5.00%, 9/1/38	1,000	1,033,724
Series 2018, 5.00%, 9/1/32	625	646,077

Eaton Vance
California Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Irvine Community Facilities District No. 2013-3, CA, (Great Park): (continued)
Series 2018, 5.00%, 9/1/34	$765	$ 790,799
Orange County Community Facilities District, CA:
5.00%, 8/15/41	1,035	1,105,368
5.00%, 8/15/56	3,835	3,912,702
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch), 4.00%, 9/1/33	125	127,551
		$ 8,805,003
Transportation — 11.4%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.97%, (SIFMA + 0.30%), 4/1/56(1)	$5,000	$ 4,985,241
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, CA:
(AMT), 5.25%, 7/1/40	2,250	2,490,628
(AMT), 5.25%, 7/1/44	4,250	4,611,866
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/37	2,570	2,629,277
(AMT), 5.00%, 12/31/47	7,705	7,742,555
California Municipal Finance Authority, (SFMTA Potrero Yard Modernization):
5.00%, 9/1/44	1,300	1,432,038
5.00%, 9/1/45	1,500	1,636,277
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/38	3,215	3,283,381
(AMT), 5.00%, 5/15/44	3,700	3,793,626
(AMT), 5.25%, 5/15/48	17,435	17,723,445
(AMT), 5.50%, 5/15/47	10,000	10,628,147
Green Bonds, 5.00%, 5/15/42	5,000	5,655,174
Green Bonds, 5.00%, 5/15/43	5,000	5,610,159
Green Bonds, (AMT), 4.00%, 5/15/47	575	544,436
Sacramento County, CA, Airport System Revenue, (AMT), 5.25%, 7/1/50	8,530	9,029,940
San Diego County Regional Airport Authority, CA:
(AMT), 5.00%, 7/1/31	600	655,016
(AMT), 5.00%, 7/1/33	1,500	1,663,106
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
(AMT), 5.00%, 7/1/39	3,000	3,223,939
(AMT), 5.00%, 7/1/42	6,850	7,292,639
(AMT), 5.00%, 7/1/43	7,240	7,680,535
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
5.00%, 5/1/45	3,000	3,328,586
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
San Francisco City and County Airport Commission, CA, (San Francisco International Airport): (continued)
5.25%, 5/1/46	$2,670	$ 2,998,769
(AMT), 5.50%, 5/1/51	6,000	6,511,403
(AMT), 5.75%, 5/1/48	9,390	10,247,568
		$ 125,397,751
Water and Sewer — 2.8%
East Bay Municipal Utility District, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/42	$375	$ 433,170
Green Bonds, 5.00%, 6/1/43	725	831,474
Green Bonds, 5.00%, 6/1/44	500	568,838
Green Bonds, 5.00%, 6/1/45	500	563,517
Green Bonds, 5.00%, 6/1/47	85	94,389
Green Bonds, 5.00%, 6/1/51	1,220	1,334,607
Green Bonds, 5.00%, 6/1/54	1,500	1,590,693
Green Bonds, 5.00%, 6/1/56	4,515	4,871,900
East Bay Municipal Utility District, CA, Water System Revenue:
Green Bonds, 5.00%, 6/1/51	9,560	10,458,064
Green Bonds, 5.00%, 6/1/56	6,070	6,549,819
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	2,905	3,044,197
		$ 30,340,668
Total Tax-Exempt Municipal Obligations (identified cost $1,005,197,666)		$1,029,845,202

Taxable Municipal Obligations — 7.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(2)	$2,105	$ 1,886,126
University of California, 3.75%, 7/1/41(4)	1,000	1,000,000
		$ 2,886,126
General Obligations — 2.0%
California, 7.50%, 4/1/34(5)	$8,000	$ 9,104,018
Chaffey Community College District, CA:
4.756%, 6/1/31	3,045	3,095,534
4.812%, 6/1/32	2,870	2,922,893

Eaton Vance
California Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Huntington Beach Union High School District, CA, 1.884%, 8/1/29	$1,775	$ 1,646,392
Los Angeles, CA, Social Bonds, 5.00%, 9/1/39	3,360	3,307,773
Palmdale School District, CA, 1.67%, 8/1/29	500	460,721
San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	1,015,712
		$ 21,553,043
Hospital — 0.2%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$2,100	$ 2,164,187
		$ 2,164,187
Housing — 1.3%
California Municipal Finance Authority, (View at San Bruno LP), 4.50% to 7/1/27 (Put Date), 7/1/28	$10,000	$ 10,005,207
California Municipal Finance Authority, (Witmer Manor Community Partners LP), (FNMA), 6.00%, 11/1/43	1,000	1,016,049
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	775	564,037
3.20%, 6/15/56	3,685	2,062,555
		$ 13,647,848
Insured - Education — 0.1%
University of California College of the Law San Francisco, CA:
(BAM), 4.719%, 8/1/32	$200	$ 200,391
(BAM), 4.819%, 8/1/33	200	200,407
(BAM), 4.992%, 8/1/34	200	201,471
(BAM), 5.092%, 8/1/35	500	504,311
		$ 1,106,580
Insured - General Obligations — 0.0%†
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	$500	$ 408,970
		$ 408,970
Insured - Hospital — 0.2%
California Municipal Finance Authority, (Children's Hospital Los Angeles), (AG), 5.40%, 11/15/31	$2,500	$ 2,542,239
		$ 2,542,239
Insured - Lease Revenue/Certificates of Participation — 0.2%
Fresno County, CA, (BAM), (NPFG), 0.00%, 8/15/31	$2,745	$ 2,180,801
		$ 2,180,801
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.2%
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	$1,000	$ 944,683
(BAM), 2.307%, 9/1/31	1,500	1,337,233
		$ 2,281,916
Insured - Transportation — 0.8%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/27	$740	$ 698,273
(AMBAC), 0.00%, 10/1/28	1,010	907,005
San Joaquin Hills Transportation Corridor Agency, CA, (AG), 2.303%, 1/15/28	7,145	6,937,972
		$ 8,543,250
Lease Revenue/Certificates of Participation — 0.6%
California State Public Works Board:
4.859%, 4/1/28	$3,000	$ 3,026,072
4.879%, 4/1/29	1,500	1,516,391
4.917%, 4/1/27	1,900	1,909,780
		$ 6,452,243
Other Revenue — 0.6%
Pasadena, CA, 3.097%, 5/1/40	$8,000	$ 6,433,833
		$ 6,433,833
Senior Living/Life Care — 0.1%
California Municipal Finance Authority, (Channing House), 4.51%, 5/15/30	$1,030	$ 1,020,372
		$ 1,020,372
Special Tax Revenue — 0.4%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue:
4.654%, 7/1/28	$1,640	$ 1,651,733
4.726%, 7/1/27	1,975	1,986,910
4.792%, 7/1/26	950	950,000
Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	250	249,749
		$ 4,838,392

Eaton Vance
California Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.1%
Santa Clara Valley Water District, CA, 4.57%, 6/1/33	$1,390	$ 1,393,424
		$ 1,393,424
Total Taxable Municipal Obligations (identified cost $79,164,907)		$ 77,453,224
Total Investments — 101.3% (identified cost $1,087,069,527)		$1,110,138,594
Other Assets, Less Liabilities — (1.3)%		$ (13,947,751)
Net Assets — 100.0%		$1,096,190,843
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $22,378,294 or 2.0% of the Fund's net assets.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2026.
(5)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2026, 13.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 6.7% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

The Fund did not have any open derivative instruments at June 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
California Municipal Opportunities Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Closed-End Funds	$2,840,168	$ —	$ —	$ 2,840,168
Tax-Exempt Municipal Obligations	—	1,029,845,202	—	1,029,845,202
Taxable Municipal Obligations	—	77,453,224	—	77,453,224
Total Investments	$2,840,168	$1,107,298,426	$—	$1,110,138,594
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.